Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Interest-bearing loans and borrowings
18. Interest-bearing loans and borrowings

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Convertible loan notes	3,196	—
Bank loan	—	20,512
Private placement – Loan Notes	12,946	—

At December 31	16,142	20,512

Current	—	15,139
Non-current	16,142	5,373

Convertible loan notes
On February 10, 2020, the Company entered into a convertible equity financing with Novartis Pharma (AG) (“Novartis”) under which Novartis purchased a £3.8 million convertible loan note (the “Novartis Loan Note”).
The Novartis Loan Note is convertible at the discretion of the holder, at a fixed price of £0.265 per ordinary share and bears an interest rate of 6% per annum with a maturity date of February 2025. In connection with the Novartis Loan Note, the Company issued 1,449,614 warrants which
 are exercisable until February 2025 at an exercise price of £0.265.
The fair value of the equity components of the Novartis Loan Note at December 31, 2020 was £1.1 million which includes the conversion feature and the warrants.
Bank loan
On December 15, 2020, the bank loan between the Company and its lenders, Silicon Valley Bank and Kreos Capital V (UK) Limited (the “Lenders”), was repaid in full. Accordingly, the total carrying value of the loan at December 31, 2020 was £ nil (2019: £20.5 million). No non-cash
interest was recognized in the consolidated statement of comprehensive loss in the period (2019: £1.5 million).
The terms of the bank loan required interest-only payments up until April 30, 2019, and thereafter payments of interest and principle in 23 equal monthly installments through maturity. The bank loan bore interest at an annual fixed rate of 8.5% and was secured by substantially all of the Group’s assets, including intellectual property rights owned or controlled by the Group. Following the repayment of the bank loan, the collateral was released by the Lenders.
The bank loan was modified in both 2019 and 2018 and a modification gain of £0.5 million and a modification loss of £0.7 million, respectively, was recognized in the consolidated statement of comprehensive loss on the respective modification dates.
Private placement – convertible loan notes
The initial issuance of Loan Notes in an aggregate principle amount of £40.5 million were issued on June 3, 2020 and formed part of the private placement transaction (Note 17) were classified as a financial liability on initial recognition.
Non-closely
related embedded derivatives relating to the conversion feature, term-extension and change of control features were bifurcated and accounted for at FVTPL, with the debt host contract being measured at amortized cost.
The fair value of the embedded derivative liability was £11.9 million on initial recognition and the fair value of the liability component was £24.4 million (net of transaction costs). During the year, between initial recognition and the passing of the Resolutions (note 17), changes in the fair value of the embedded derivative totaling £63.2 million were recognized as an expense in the consolidated statement of changes in comprehensive income.
The Loan Notes were not convertible until certain Resolutions were passed at the Company’s general meeting on June 30, 2020, following which Loan Notes in an aggregate principal amount of £21.7 million (together with accrued interest) were automatically converted into 125,061,475 ordinary shares. Accordingly, a reduction in interest bearing loans of £13.3 million together with the derecognition of the embedded derivative relating to the conversion feature (£41.6 million) was recognized; no gain or loss recognized on conversion. The remaining portion of the embedded derivative relating to the conversion feature attributable to the Loan Notes outstanding (£33.5m) was reclassified to equity to reflect the effective change in the terms of the feature following the passing of the Resolutions.
The movements in the carrying value of the liability component of the Loan Notes is included in the table below:

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Liability component at date of issue (net of transaction costs)	24,417	—
Interest charged (using effective interest rate)	1,803	—
Converted to equity	(13,274)	—

Carrying amount of liability component	12,946	—

The movements in the carrying value of the embedded derivative relating to the conversion feature is included in the table below:

	Year ended December 31,
	2020	2019
	£’000s	£’000s
January 1	—	—
Arising during the year	11,913	—
Change in fair value	63,158	—
Reclassified to equity	(75,071)	—

December 31	—	—

The change in fair value of the embedded derivative liability represents an unrealized loss (recognized within fair value changes on derivative financial instruments held at FVTPL) in the consolidated statement of comprehensive loss.
The fair value of the embedded derivative was determined by comparing the fair value of the hybrid instrument and the fair value of the host debt, which excludes the conversion features, using a discounted cash flow model as well as Black-Scholes model for the hybrid contract.
Inputs into the models used to fair value the embedded derivative at inception (June 3, 2020), at conversion (June 30, 2020) and at the balance sheet date are as follows:

	December 31, 2020	June 30, 2020	June 3, 2020
Expected volatility (%)	—	61	61
Risk-free interest rate (%)	—	0.19	0.27
Credit spread %	—	1.8 6	2.01
Expected life of share options (years)	—	3	3
Market price of ordinary shares (£)	—	0.46	0.19
Probability of resolutions passing (%)	—	100	90
Models used	—	Discounted cash flow/Black-Scholes model	Discounted cash flow/Black-Scholes model
Volatility was estimated by reference to the
one-month
historical volatility of the share price of the Company. The credit spread was determined based on the estimate of an implied credit rating of the Group between B and C. The volatility and credit spread are key unobservable inputs that require significant judgment and, therefore, the embedded derivatives were categorized within level 3 of the fair value hierarchy.